Other assets - Details of other assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Other assests [Line Items]
Total	₩ 4,605,363	$ 3,115,942	₩ 3,841,787
Lease assets
Other assests [Line Items]
Total	3,965,839		3,306,464
Prepaid expenses
Other assests [Line Items]
Total	359,638		345,202
Advance payments
Other assests [Line Items]
Total	194,881		95,025
Non-operational assets
Other assests [Line Items]
Total	44,430		34,625
Others
Other assests [Line Items]
Total	₩ 40,575		₩ 60,471